Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2022			$ 225,982		$ 1,612	$ 109,335	$ 99
Statement Line Items [Line Items]
Purchased and cancelled during the period			(7,117)
Stock-based compensation (note 9)					343
Adjustment for purchased and cancelled common shares						(1,204)
Net income (loss)	$ 9,417					9,417
Dividends paid on common and preferred shares						(910)
Other comprehensive income (loss)							(27)
Balance, end of the period at Jan. 31, 2023	351,177	$ 232,512	218,865	$ 13,647	1,955	116,638	72
Balance, beginning of the period at Oct. 31, 2022			225,982		1,612	109,335	99
Statement Line Items [Line Items]
Purchased and cancelled during the period	(8,300)		(7,100)			(1,200)
Balance, end of the period at Jan. 31, 2024	389,034	228,471	214,824	13,647	2,645	157,845	73
Balance, beginning of the period at Oct. 31, 2023	377,158		214,824		2,513	146,043	131
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					132
Adjustment for purchased and cancelled common shares						0
Net income (loss)	12,699					12,699
Dividends paid on common and preferred shares						(897)
Other comprehensive income (loss)							(58)
Balance, end of the period at Jan. 31, 2024	$ 389,034	$ 228,471	$ 214,824	$ 13,647	$ 2,645	$ 157,845	$ 73